RULE 497(e)
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                              THE MONTGOMERY FUNDS
                 Additional Supplement dated December 1, 1996 to
                         Prospectus dated April 29, 1996


Montgomery Variable Series:  Emerging Markets Fund

Thomas R. Haslett no longer serves as a portfolio manager for this Fund. Josephine S. Jimenez, CFA, Bryan L. Sudweeks, Ph.D., CFA, Frank Chiang and Angeline Ee, will continue to have primary responsibility for managing this Fund. See "Management of the Fund" in the Prospectus.